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                            WARBURG PINCUS TRUST II
                         GLOBAL FIXED INCOME PORTFOLIO

                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 23, 1997

  THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE GLOBAL FIXED INCOME PORTFOLIO OF WARBURG PINCUS TRUST II (THE "PORTFOLIO") IN THE SECTION ENTITLED "MANAGEMENT OF THE PORTFOLIOS -- PORTFOLIO MANAGERS":

  Laxmi C. Bhandari no longer serves as Co-Portfolio Manager of the Portfolio. Dale C. Christensen, formerly Co-Portfolio Manager, is the sole Portfolio Manager of the Portfolio.

Dated: March 31, 1998                                              TRBDF-16-0398